Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-39167
Entity Registrant Name	Molecular Data Inc.
Entity Central Index Key	0001758736
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11/F, Building 15
Entity Address, Address Line Two	2177 Shenkun Road
Entity Address, Address Line Three	Minhang District,
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201106
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Steven Foo, Chief Financial Officer
Entity Address, Address Line One	11/F, Building 15
Entity Address, Address Line Two	2177 Shenkun Road
Entity Address, Address Line Three	Minhang District,
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201106
Entity Address, Country	CN
City Area Code	8621
Local Phone Number	5436-5166
Contact Personnel Email Address	investor@molbase.com
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representingthree Class A ordinary shares
Trading Symbol	MKD
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005per share*
Entity Common Stock, Shares Outstanding	389,819,415
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	334,999,682
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	54,819,733